Note 4 - Inventories - Inventories (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Bunkers	$ 1,312,116	$ 1,231,188
Lubricants	1,450,183	1,577,935
Total	$ 2,762,299	$ 2,809,123